Summary Of Significant Accounting Policies (Details) - Schedule of ordinary shares subject to redemption - ALVARIUM TIEDEMANN HOLDINGS, INC [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies [Line Items]
Gross proceeds		$ 345,000,000
Less:Proceeds allocated to public warrants		(15,007,500)
Class A ordinary shares issuance cost		(18,671,929)
Plus: Remeasurement of carrying value to redemption value		33,679,429
Interest earned on Trust Account	$ 4,952,531	31,308
Class A ordinary shares subject to redemption	$ 349,983,839	$ 345,031,308